Schedule of Investments (unaudited)	iShares® Global Utilities ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
APA Group	145,305	$1,131,602
Origin Energy Ltd.	216,443	859,182
		1,990,784
Austria — 0.5%
Verbund AG	8,381	823,838

Canada — 4.6%
Algonquin Power & Utilities Corp.	82,397	1,107,418
Brookfield Infrastructure Partners LP(a)	55,281	2,112,119
Emera Inc.	31,759	1,487,778
Fortis Inc.	57,557	2,720,901
Hydro One Ltd.(b)	37,176	999,581
		8,427,797
Chile — 0.1%
Enel Americas SA	2,369,611	224,915

Colombia — 0.2%
Interconexion Electrica SA ESP	55,953	276,303

Denmark — 1.3%
Orsted A/S(b)	22,837	2,405,281

Finland — 0.4%
Fortum OYJ	53,482	808,373

France — 2.7%
Electricite de France SA	69,009	566,829
Engie SA	214,617	2,485,042
Veolia Environnement SA	79,774	1,955,523
		5,007,394
Germany — 2.9%
E.ON SE	271,038	2,282,974
RWE AG	81,855	3,027,492
		5,310,466
Hong Kong — 1.7%
CLP Holdings Ltd.	201,000	1,670,367
Hong Kong & China Gas Co. Ltd.	1,315,166	1,419,347
		3,089,714
Italy — 4.2%
Enel SpA	932,790	5,115,626
Snam SpA	249,235	1,307,578
Terna - Rete Elettrica Nazionale	169,857	1,335,455
		7,758,659
Japan — 2.1%
Chubu Electric Power Co. Inc.	88,200	888,122
Kansai Electric Power Co. Inc. (The)	101,100	1,000,745
Osaka Gas Co. Ltd.	51,100	979,343
Tokyo Gas Co. Ltd.	49,900	1,034,130
		3,902,340
Portugal — 0.9%
EDP - Energias de Portugal SA	354,275	1,651,039

Spain — 5.8%
Enagas SA	23,897	528,519
Endesa SA	38,804	734,071
Iberdrola SA	708,084	7,372,148
Naturgy Energy Group SA	40,118	1,159,236
Red Electrica Corp. SA	46,224	875,000
		10,668,974
Security	Shares	Value

United Kingdom — 5.8%
National Grid PLC	468,587	$6,021,781
Severn Trent PLC	30,582	1,015,328
SSE PLC	126,549	2,497,486
United Utilities Group PLC	82,861	1,031,476
		10,566,071
United States — 65.2%
AES Corp. (The)	80,487	1,691,032
Alliant Energy Corp.	30,383	1,780,748
Ameren Corp.	31,205	2,819,684
American Electric Power Co. Inc.	61,991	5,947,416
American Water Works Co. Inc.	21,978	3,269,667
Atmos Energy Corp.	16,838	1,887,540
CenterPoint Energy Inc.	75,918	2,245,654
CMS Energy Corp.	34,981	2,361,217
Consolidated Edison Inc.	42,804	4,070,660
Constellation Energy Corp.	39,416	2,256,960
Dominion Energy Inc.	98,038	7,824,413
DTE Energy Co.	23,389	2,964,556
Duke Energy Corp.	92,950	9,965,169
Edison International	46,011	2,909,736
Entergy Corp.	24,604	2,771,395
Evergy Inc.	27,681	1,806,185
Eversource Energy	41,627	3,516,233
Exelon Corp.	118,460	5,368,607
FirstEnergy Corp.	68,835	2,642,576
NextEra Energy Inc.	237,282	18,379,864
NiSource Inc.	48,907	1,442,267
NRG Energy Inc.	28,833	1,100,556
Pinnacle West Capital Corp.	13,748	1,005,254
PPL Corp.	89,029	2,415,357
Public Service Enterprise Group Inc.	60,319	3,816,986
Sempra Energy	37,943	5,701,695
Southern Co. (The)	128,378	9,154,635
WEC Energy Group Inc.	38,080	3,832,371
Xcel Energy Inc.	65,778	4,654,451
		119,602,884
Total Long-Term Investments — 99.5%
(Cost: $199,555,927)		182,514,832

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	290,000	290,000

Total Short-Term Securities — 0.2%
(Cost: $290,000)		290,000

Total Investments in Securities — 99.7%
(Cost: $199,845,927)		182,804,832

Other Assets Less Liabilities — 0.3%		585,117
Net Assets — 100.0%		$183,389,949

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$20,246	$—		$(20,062	)(b)	$(181)	$(3)	$—	—	$1,233	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	100,000	(b)	—		—	—	290,000	290,000	564		—
						$(181)	$(3)	$290,000		$1,797		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	1	07/15/22	$84	$(597)
E-Mini Utilities Select Sector Index	11	09/16/22	779	(7,683)
				$(8,280)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$128,531,899	$53,982,933	$—	$182,514,832
Money Market Funds	290,000	—	—	290,000
	$128,821,899	$53,982,933	$—	$182,804,832
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,683)	$(597)	$—	$(8,280)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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